Shareholder Report, Holdings (Details) - Kingsbarn Dividend Opportunity ETF	Apr. 30, 2025
Granite Point Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Rithm Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
Two Harbors Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
TPG RE Finance Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Annaly Capital Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Claros Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Franklin BSP Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Cherry Hill Mortgage Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Chimera Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
New York Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Residential Mortgage REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.35%
Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.54%
Diversified REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
Commercial Mortgage REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%